UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                -------------

Check here if Amendment /_/; Amendment Number:  _______
     This Amendment (Check only one):   /_/  is a restatement.
                                        /_/  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Shenkman Capital Management, Inc.
             ----------------------------------------
Address:     461 Fifth Avenue, 22nd Floor
             ----------------------------------------
             New York, New York 10017
             ----------------------------------------

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Frank Whitley
              ------------------------------
Title:        Executive Vice President
              ------------------------------
Phone:        212-867-9090
              ------------------------------

Signature, Place, and Date of Signing:

  /s/ Frank Whitley               New York, New York        August 11, 2006
--------------------------        ------------------        ---------------
    [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0
                                    --------

Form 13F Information Table Entry Total:     63
                                            ---------

Form 13F Information Table Value Total:     $315,730
                                            ---------
                                            (thousands)


List of Other Included Managers:    None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.







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

SHENKMAN CAPITAL MANAGEMENT, INC.                         13F SECURITIES HOLDINGS                                  AS OF 6/30/2006

                                                                                                                  VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER      ----------------
NAME OF ISSUER         TITLE OF CLASS      CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------         --------------      -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----

ABITIBI-CONSOLIDATED
INC                      COM               003924107      411       150,000      SH            Sole                 150,000

AFFILIATED COMPUTER
SERVICES                 CL A              008190100      516        10,000      SH            Sole                  10,000

ALLIANT TECHSYSTEMS INC  NOTE 2.750% 2/1   018804AH7    8,025     7,465,000      PRN           Sole               7,465,000

ALLIANT TECHSYSTEMS INC  COM               018804104      382         5,000      SH            Sole                   5,000

ALLIED WASTE INDS INC    COM PAR$.01NEW    019589308      454        40,000      SH            Sole                  40,000

ALPHA NATURAL RESOURCES
INC                      COM               02076X102    1,344        68,500      SH            Sole                  68,500

APRIA HEALTHCARE GROUP
INC                      NOTE  3.375% 9/0  037933AB4    5,072     5,350,000      PRN           Sole               5,350,000

BLOCKBUSTER INC          CL A              093679108      261        52,500      SH            Sole                  52,500

BOYD GAMING CORP         COM               103304101      303         7,500      SH            Sole                   7,500

CANWEST GLOBAL
COMMUNICATION            SHS NON VTG       138906300      111        15,000      SH            Sole                  15,000

CENTERPOINT ENERGY INC   NOTE  2.875% 1/1  15189TAL1      417       400,000      PRN           Sole                 400,000

CHEMTURA CORP            COM               163893100      327        35,000      SH            Sole                  35,000

CHURCH & DWIGHT INC      COM               171340102      364        10,000      SH            Sole                  10,000

COMPTON PETE CORP        COM               204940100    3,061       265,000      SH            Sole                 265,000

CROWN HOLDINGS INC       COM               228368106      156        10,000      SH            Sole                  10,000

CYTYC CORP               NOTE  2.250% 3/1  232946AB9    2,764     2,700,000      PRN           Sole               2,700,000

CYTYC CORP               COM               232946103      228         9,000      SH            Sole                   9,000

DARLING INTL INC         COM               237266101      227        50,000      SH            Sole                  50,000

DEL MONTE FOODS CO       COM               24522P103      225        20,000      SH            Sole                  20,000

DISNEY WALT CO           NOTE 2.125% 4/1   254687AU0   14,979    13,500,000      PRN           Sole              13,500,000

DOMINOS PIZZA INC        COM               25754A201      408        16,500      SH            Sole                  16,500

DRS TECHNOLOGIES INC     COM               23330X100      244         5,000      SH            Sole                   5,000

DYNEGY INC NEW           CL A              26816Q101      328        60,000      SH            Sole                  60,000

ECHOSTAR COMMUNICATIONS
NEW                      NOTE 5.750% 5/1   278762AG4   70,348    71,325,000      PRN           Sole              71,325,000

FAIR ISAAC CORP          NOTE  1.500% 8/1  303250AD6      389       385,000      PRN           Sole                 385,000

FISHER SCIENTIFIC INTL
INC                      NOTE 3.250% 3/0   338032AX3    8,388     7,515,000      PRN           Sole               7,515,000

FOUR SEASONS HOTEL INC   NOTE  1.875% 7/3  35100EAE4    2,404     2,275,000      PRN           Sole               2,275,000

FREESCALE SEMICONDUCTOR
INC                      COM CL A          35687M107      290        10,000      SH            Sole                  10,000

GENERAL MTRS CORP        DEB SR CONV A     370442741   45,384     1,860,000      PRN           Sole               1,860,000

GOODYEAR TIRE & RUBR CO  COM               382550101      222        20,000      SH            Sole                  20,000

HARRAHS ENTMT INC        COM               413619107      285         4,000      SH            Sole                   4,000

L-3 COMMUNICATIONS CORP  DEBT  3.000% 8/0  502413AW7   15,268    15,550,000      PRN           Sole              15,550,000

LIN TELEVISION CORP      SDEB  2.500% 5/1  532776AL5      366       400,000      PRN           Sole                 400,000

LIONS GATE ENTMNT CORP   COM NEW           535919203      257        30,000      SH            Sole                  30,000

MANOR CARE INC NEW       NOTE  2.125% 8/0  564055AM3    3,662     3,250,000      PRN           Sole               3,250,000

MEDIACOM COMMUNICATIONS
CORP                     NOTE 5.250% 7/0   58446KAA3   22,825    22,825,000      PRN           Sole              22,825,000

NEWFIELD EXPL CO         COM               651290108    1,701        34,750      SH            Sole                  34,750

OWENS ILL INC            COM NEW           690768403      503        30,000      SH            Sole                  30,000

PACKAGING CORP AMER      COM               695156109      385        17,500      SH            Sole                  17,500

PHARMACEUTICAL RES INC   NOTE  2.875% 9/3  717125AC2   15,332    18,500,000      PRN           Sole              18,500,000

PRIDE INTL INC DEL       COM               74153Q102      289         9,250      SH            Sole                   9,250

QUANTA SVCS INC          COM               74762E102      260        15,000      SH            Sole                  15,000

RANGE RES CORP           COM               75281A109    1,672        61,500      SH            Sole                  61,500

RITE AID CORP            NOTE 4.750% 12/0  767754BA1   11,459    11,550,000      PRN           Sole              11,550,000

ROPER INDS INC NEW       NOTE 1.481% 1/1   776696AA4    4,197     6,900,000      PRN           Sole               6,900,000

RPM INTL INC             NOTE  1.389% 5/1  749685AK9    2,325     4,300,000      PRN           Sole               4,300,000

SBA COMMUNICATIONS CORP  COM               78388J106      327        12,500      SH            Sole                  12,500

SILGAN HOLDINGS INC      COM               827048109      463        12,500      SH            Sole                  12,500

SINCLAIR BROADCAST
GROUP INC                NOTE 4.875% 7/1   829226AU3      353       400,000      PRN           Sole                 400,000

SMURFIT-STONE
CONTAINER CORP           PFD CV EX A 7%    832727200      356        16,000      SH            Sole                  16,000

STEWART ENTERPRISES INC  CL A              860370105      345        60,000      SH            Sole                  60,000

SYNAGRO TECHNOLOGIES
INC                      COM NEW           871562203      134        34,000      SH            Sole                  34,000

TEVA PHARMACEUTICAL
FIN LLC                  DBCV  0.250% 2/0  88163VAE9   13,635    14,400,000      PRN           Sole              14,400,000

TEVA PHARMACEUTICAL
FIN II L                 DBCV  0.500% 2/0  88164RAA5    1,112     1,100,000      PRN           Sole               1,100,000

TIME WARNER TELECOM INC  DBCV  2.375% 4/0  887319AC5      414       400,000      PRN           Sole                 400,000

UNITED RENTALS INC       COM               911363109      488        15,250      SH            Sole                  15,250

VALEANT PHARMACEUTICALS
INTL                     NOTE  3.000% 8/1  91911XAB0    8,220     9,250,000      PRN           Sole               9,250,000

VISHAY INTERTECHNOLOGY
INC                      NOTE  3.625% 8/0  928298AF5   14,353    13,850,000      PRN           Sole              13,850,000

WABTEC CORP              COM               929740108      411        11,000      SH            Sole                  11,000

WATSON PHARMACEUTICALS
INC                      DBCV  1.750% 3/1  942683AC7    5,620     6,400,000      PRN           Sole               6,400,000

WCA WASTE CORP           COM               92926K103      309        37,500      SH            Sole                  37,500

WYETH                    DBCV 1/1          983024AD2   16,729    16,050,000      PRN           Sole              16,050,000

XM SATELLITE RADIO HLDGS
INC                      NOTE  1.750%12/0  983759AC5    3,643     4,650,000      PRN           Sole               4,650,000


                                           TOTAL (X$1,000)                   315,730


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